Consolidated Statements of Changes in Shareholders' Deficit - NEONC TECHNOLOGIES HOLDINGS, INC. - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Shareholders Deficit [Member]
Balance - June 30, 2025 at Dec. 31, 2022	$ 1,050	$ 22,212,455	$ (23,788,916)	$ (1,575,411)
Beginning balance, shares at Dec. 31, 2022	10,500,000
Common stock issued for share exchange	$ 550	(100)		450
Common stock issued for share exchange, shares	5,500,000
Common stock issued for license fee	$ 56	2,507,717		2,507,773
Common stock issued for license fee, shares	560,000
Net loss			(14,921,065)	(14,921,065)
Balance - September 30, 2025 at Dec. 31, 2023	$ 1,656	24,720,072	(38,709,981)	(13,988,253)
Ending balance, shares at Dec. 31, 2023	16,560,000
Balance - June 30, 2025 at Dec. 31, 2023	$ 1,656	24,720,072	(38,709,981)	(13,988,253)
Beginning balance, shares at Dec. 31, 2023	16,560,000
Sale of common stock, net of costs	$ 38	4,615,751		4,615,789
Sale of common stock, net of costs, shares	384,646
Common stock issued for bridge loan conversion	$ 98	11,748,366		11,748,464
Common stock issued for bridge loan conversion, shares	979,039
Common stock issued for settlement of vendor payable	$ 13	1,527,077		1,527,090
Common stock issued for settlement of vendor payable, shares	127,258
Common stock issued for settlement of accrued compensation	$ 3	412,497		412,500
Common stock issued for settlement of accrued compensation, shares	34,375
Common stock issued for note payable conversion	$ 1	62,499		62,500
Common stock issued for note payable conversion, shares	5,208
Warrants issued for line of credit		2,015,413		2,015,413
Net loss			(11,898,464)	(11,898,464)
Balance - September 30, 2025 at Dec. 31, 2024	$ 1,809	$ 45,101,675	$ (50,608,445)	$ (5,504,961)
Ending balance, shares at Dec. 31, 2024	18,090,526